                                        TRAK(R)
       ----------------------------------------
       Personalized Investment Advisory Service


                                Consulting Group
                             Capital Markets Funds
                         Multi-Strategy Market Neutral
                                  Investments


Annual Report
March 31, 2000

                                                 [LOGO OF SALOMON SMITH BARNEY]

                     CONSULTING GROUP CAPITAL MARKETS FUNDS

TABLE OF CONTENTS

Shareholder Letter..........................................................   2
Schedule of Investments.....................................................   4
Statement of Assets and Liabilities.........................................  15
Statement of Operations.....................................................  16
Statement of Changes in Net Assets..........................................  17
Notes to Financial Statements...............................................  18
Financial Highlights........................................................  22
Portfolio Highlights........................................................  23
Independent Auditors' Report................................................  24
Tax Information.............................................................  25

                     CONSULTING GROUP CAPITAL MARKETS FUNDS

Dear Shareholder:

Market Overview

  The first quarter of 2000 produced mixed results on Wall Street, as the U.S. stock and bond markets both experienced abrupt changes in direction and leadership. While most U.S. equity benchmarks posted modestly positive returns for the quarter, a dramatic uptrend in volatility made it an unsettling period for investors.

  Both the Dow Jones Industrial Average and broader market measures experienced weekly and daily moves that ranked as some of the largest ever, in point and percentage terms. This turbulence appeared to reach a climax shortly after the end of the quarter, when the Dow and the Nasdaq Composite Index dropped more than 500 points on April 4, only to recoup nearly all those losses before the end of the day. This surge in volatility reflected an intense tug-of-war between the financial and industrial stocks of the "Old Economy," and the booming technology, telecommunications and Internet stocks of the "New Economy" that have dominated market returns for the past several years.

  For the stock market as a whole, the net result of all this instability was a slender net gain. The Standard & Poor's 500 Index ("S&P 500 Index"), which has a heavier tech weighting than the Dow, but not as heavy as the Nasdaq, posted a return of 2.29%, bringing its 12-month gain to 17.94%. The Wilshire 5000 Index, which includes almost the entire U.S. stock market -- posted a 3.82% return, bringing its year-over-year gain to 23.62%.

  Fixed-income investors also faced a confusing situation in the first quarter. They had to keep a close eye on the Federal Reserve Board ("Fed"), which raised the key Federal Funds Rate by a quarter of a percentage point in February and again in March. But they also had to cope with the U.S. Treasury, which announced plans to buy back as much as $30 billion in outstanding debt this year. This led investors to snap up longer-term Treasury securities, pushing the yield on the 30-year bond, which moves in the opposite direction of its price, down to 5.83% from 6.48%, at the start of the quarter.

  With the Fed nudging short-term rates higher and long-term Treasury bonds rallying, the yield curve inverted during the first quarter for the first time since 1989. By the end of March, the yield on the 30-year bond was trading 0.66 percentage points below the yield on the 2-year note, and slightly below the effective yield on the 3-Month Treasury Bill. As with the stock market, the net result of these diverging trends was a slightly positive return for the bond market as a whole. For the quarter, the Lehman Brothers Aggregate Bond Index posted a 2.21% total return, bringing its year-over-year gain to 1.89%.

Portfolio Review

  Although new to the retail segment of the market, market neutral investing has been available for some time to institutional and high net worth individuals. By definition, market neutral investing seeks to neutralize general market risk and provide investors a return that is relatively stable regardless of the market. This approach, which has a very low correlation with stock and bond markets, is appealing to investors who value consistency of returns and feel more comfortable with a risk controlled strategy. Market Neutral investing can be successful in different ways and under various market climates. The Portfolio is structured to be able to take advantage of different market cycles and the return of the Portfolio is not dependent upon any one Advisor's style.

  Multi-Strategy Market Neutral Investments ("Portfolio") divides the assets among three different advisors with three different and distinct investment styles. Consulting Group believes that this structure allows the Portfolio to have more flexibility and the returns of the Portfolio to remain more consistent with its objective. By combining market neutral strategies and advisors who focus on different sources of returns, an investor can diversify away strategy and manager specific risk. One technique that each Advisor employs is selling short securities. In a short sale the investment Advisor borrows securities from a broker and then sells the borrowed securities. The Advisor will benefit from a short sale if the market price of the security sold declines in value because the Advisor will have to pay less to replace the borrowed security. Conversely, the Advisor will suffer a loss if the market price of the security increased in value because Advisor will have to replace the borrowed security.

  We have included a brief description of each Advisor's strategy and a review of the Advisor's first year of operation. With this type of Portfolio there are two factors that we use to judge the performance of the Portfolio. The first criterion is performance and we are pleased to report that the Portfolio's total return since inception, May 10, 1999, through March 31, 2000, was 7.98%. In comparison, the S&P 500 Index and 3-Month T-Bill Index returned 13.04% and 4.62%, respectively, for the same period. The second factor is the risk of the Portfolio and its low correlation to both domestic stocks and fixed-income securities. During the period under review the Portfolio retained its low correlation and low volatility characteristics.

  Convertible Arbitrage -- The Advisor, Calamos Asset Management, builds a Portfolio through buying debt securities, preferred stock and other securities which are convertible into common stock and selling short an equal amount of the common stock.

  Since the stock and bond markets have been highly volatile, the Advisor has focused on industry sectors in which a strategy of convertible hedging has proved most advantageous. At the Portfolio's year-end, the exposure to the technology and utility sectors was a positive, whereas the exposure to the consumer staples sector was a negative. While the technology sector has added to performance, the duel between the "old" and "new" economy could very well increase volatility, potentially providing even more opportunities in the year ahead.

  Equity Market Neutral -- The Advisor, State Street Global Advisors, builds a Portfolio of equity securities that consist of an equal amount of long and short positions. Positive returns generally occur when the Portfolio's stock selection appreciates more than its short position.

  This strategy has experienced two distinct performance periods. The first period was June 1999 through September 1999 and was marked by strong stock selection. Weaker performance followed in the second period from October 1999 through March 2000 due to the narrowness of the market and increased volatility.

  Merger Arbitrage -- The Advisor, Pegasus Investments, invests in companies that are being acquired or involved in a merger. The Advisor will purchase the common stock of the company being acquired and sell short the stock of the acquiring company. The goal is to profit from the spread in stock price between the target company and the acquirer.

  For all of 1999, the capitalization value of publicly announced merger and acquisition transactions was approximately $1.7 trillion. During the period under review the Portfolio participated in approximately 90 merger and acquisition transactions which generated positive results from a wide range of industries including telecommunications, software, financial services, and pharmaceuticals. Even during all the current volatility Merger Arbitrage has produced steady and consistent returns for the Portfolio.

  Finally, it is too early in the year to determine whether the recent volatility is here to stay. However, it is important to remember your investment goals and objectives and revisit them, if appropriate. We believe this Portfolio is one more option that has been made available to you to help ride out these turbulent times in the market. As always, if you should have any questions or comments about your TRAK investments, your Salomon Smith Barney Financial Consultant remains ready to assist you.

Sincerely,
/s/ Heath B. McLendon
                                      /s/ Frank L. Campanale

Heath B. McLendon
Chairman of the Board of Trustees     Frank L. Campanale
 of the Consulting Group Capital      Investment Officer of the Consulting
 Markets Funds                         Group Capital Markets Funds

April 28, 2000

 Schedule of Investments                                         March 31, 2000

   SHARES                           SECURITY                            VALUE

--------------------------------------------------------------------------------
 COMMON STOCK -- 62.0%
 Aerospace & Defense -- 0.6%
       1,800 Northrop Grumman Corp.+ ..............................  $    95,287
       1,800 United Technologies Corp.+ ...........................      113,737
--------------------------------------------------------------------------------
                                                                         209,024
--------------------------------------------------------------------------------
 Apparel -- 0.4%
       3,700 Jones Apparel Group Inc.*.............................      117,937
--------------------------------------------------------------------------------
 Auto Parts & Equipment -- 0.3%
       6,500 Meritor Automotive Inc................................      102,781
--------------------------------------------------------------------------------
 Banking -- 4.7%
          40 Amsouth Bancorp+......................................          597
       1,629 Anchor Financial Corp.+...............................       46,477
          18 BB&T Corp.+...........................................          505
       1,200 Chase Manhattan Corp..................................      104,625
      26,352 First Security Corp.+.................................      316,224
       3,200 Fleet Boston Financial Corp...........................      116,800
          36 Hudson United Bancorp.+ ..............................          770
         900 J.P. Morgan & Co......................................      118,575
       6,100 National Commerce Bancorporation......................      112,620
           2 North Fork Bancorp+...................................           35
       2,000 PNC Financial Services Group..........................       90,125
       3,600 SouthTrust Corp. .....................................       91,575
       2,479 U.S. Trust Corp.+.....................................      468,531
       3,500 UnionBanCal Corp......................................       96,468
--------------------------------------------------------------------------------
                                                                       1,563,927
--------------------------------------------------------------------------------
 Beverages -- 0.6%
       1,600 Adolph Coors, Co., Class B Shares.....................       76,500
       5,500 The Pepsi Bottling Group, Inc.........................      110,000
--------------------------------------------------------------------------------
                                                                         186,500
--------------------------------------------------------------------------------
 Biotechnology -- 0.7%
       1,000 Biogen Inc.*..........................................       69,875
       1,300 Genzyme Corp. - General Division*.....................       65,162
       6,500 The Liposome Co., Inc.*+..............................      113,546
--------------------------------------------------------------------------------
                                                                         248,583
--------------------------------------------------------------------------------
 Building Materials -- 0.5%
       2,500 American Standard Co.*................................       92,500
       1,400 USG Corp..............................................       58,712
--------------------------------------------------------------------------------
                                                                         151,212
--------------------------------------------------------------------------------
 Cable Systems -- 1.8%
       1,601 Comcast Corp., Class A Shares+........................       69,452
       6,500 Media One Group Inc.*+................................      526,500
--------------------------------------------------------------------------------
                                                                         595,952
--------------------------------------------------------------------------------
 Chemicals -- 0.2%
       3,500 The Sherwin-Williams Co...............................       76,781
--------------------------------------------------------------------------------
 Commercial Services -- 0.9%
       5,500 DBT Online, Inc.*+....................................      102,093
       1,800 Hertz Corp., Class A Shares...........................       61,312
       1,500 Valassis Communications, Inc.*........................       49,968
       4,000 Viad Corp. ...........................................       91,500
--------------------------------------------------------------------------------
                                                                         304,873
--------------------------------------------------------------------------------

                       See Notes to Financial Statements.

 Schedule of Investments (continued)                             March 31, 2000

   SHARES                           SECURITY                           VALUE

-------------------------------------------------------------------------------
 Computers -- 3.5%
         800 Apple Computer Inc.*.................................  $   108,650
       6,510 Cisco Systems, Inc.*+................................      503,318
         800 EMC Corp.*...........................................      100,000
       7,584 Newbridge Networks Corp.*+...........................      246,006
       1,100 Sun Microsystems Inc.*...............................      103,073
         750 Veritas Software Corp.*..............................       98,250
-------------------------------------------------------------------------------
                                                                      1,159,297
-------------------------------------------------------------------------------
 Cosmetics/Personal Care -- 0.2%
       1,300 Estee Lauder Co., Class A Shares.....................       65,081
-------------------------------------------------------------------------------
 Diversified Financial Services -- 1.5%
       1,400 Bear Stearns Co., Inc.+..............................       63,875
       2,500 Household International, Inc.+.......................       93,281
       1,200 Lehman Brothers Holdings Inc.+ ......................      116,400
       3,000 Metris Cos. Inc.+....................................      116,625
       1,200 Providian Financial Corp.+...........................      103,950
-------------------------------------------------------------------------------
                                                                        494,131
-------------------------------------------------------------------------------
 Electronics -- 3.4%
       5,174 DII Group, Inc.*+....................................      584,985
       1,800 Jabil Circuit Inc.*+.................................       77,850
       1,100 Kemet Corp.*+........................................       69,575
       1,900 Linear Technology Corp.+.............................      104,500
       1,600 Sanmina Corp.*+......................................      108,100
       1,800 Vishay Intertechnology, Inc.*+.......................      100,125
       1,000 Waters Corp.*+.......................................       95,250
-------------------------------------------------------------------------------
                                                                      1,140,385
-------------------------------------------------------------------------------
 Entertainment -- 1.8%
      18,800 Mirage Resorts Inc.*+................................      364,250
       6,224 SFX Entertainment Inc.*+.............................      254,017
-------------------------------------------------------------------------------
                                                                        618,267
-------------------------------------------------------------------------------
 Food Distribution -- 2.2%
       4,500 Delhaize American Inc. ..............................       77,625
       3,000 Hannaford Brothers Co.+ .............................      221,250
      17,000 U.S. Foodservice*+...................................      437,750
-------------------------------------------------------------------------------
                                                                        736,625
-------------------------------------------------------------------------------
 Food Processing -- 1.5%
       5,700 IBP, Inc.+ ..........................................       89,775
       6,400 International Home Foods Inc.*+......................      102,400
       3,200 McCormick & Co Inc., Non-voting Shares+..............      103,200
       3,300 Ralston-Ralston Purina Group+........................       90,337
       5,500 SUPERVALU INC.+......................................      104,156
-------------------------------------------------------------------------------
                                                                        489,868
-------------------------------------------------------------------------------
 Hand/Machine Tools -- 0.3%
       4,000 Snap-on Inc.+ .......................................      104,750
-------------------------------------------------------------------------------
 Health Care -- 1.3%
       2,800 Biomet Inc.+ ........................................      101,850
       3,900 Mallinckrodt Inc.+...................................      112,125
       3,200 Trigon Healthcare Inc.*+.............................      114,400
       1,600 Wellpoint Health Networks Inc., Class A Shares*+.....      111,800
-------------------------------------------------------------------------------
                                                                        440,175
-------------------------------------------------------------------------------

                       See Notes to Financial Statements.

 Schedule of Investments (continued)                             March 31, 2000

   SHARES                           SECURITY                            VALUE

--------------------------------------------------------------------------------
 Home Furnishings -- 0.2%
       2,000 Maytag Corp. .........................................  $    66,250
--------------------------------------------------------------------------------
 Insurance -- 1.9%
       1,554 Aegon N.V., American Registered Shares+...............      125,196
       1,900 Allmerica Financial Corp.+............................       96,900
       1,800 American General Corp.+...............................      101,025
       3,300 AXA Financial Inc.+...................................      118,387
       2,300 MGIC Investment Corp.+................................      100,337
       2,150 The PMI Group Inc.+...................................      102,039
--------------------------------------------------------------------------------
                                                                         643,884
--------------------------------------------------------------------------------
 Leisure Time -- 0.5%
       4,200 Brunswick Corp.+......................................       79,537
       4,200 Galileo International Inc.+...........................      101,062
--------------------------------------------------------------------------------
                                                                         180,599
--------------------------------------------------------------------------------
 Lodging -- 0.0%
          22 Hilton Hotels Corp. +.................................          170
--------------------------------------------------------------------------------
 Machinery - Diversified -- 0.5%
       2,800 Cummins Engine Inc.+..................................      105,175
       1,800 Rockwell International Corp.+.........................       75,262
--------------------------------------------------------------------------------
                                                                         180,437
--------------------------------------------------------------------------------
 Media -- 3.2%
         564 AMFM Inc.*+...........................................       35,038
         700 Hispanic Broadcasting Corp.*..........................       79,275
       2,900 Infinity Broadcasting Corp., Class A Shares*..........       93,887
       1,700 Knight Ridder Inc. ...................................       86,593
       2,100 New York Times Co., Class A Shares....................       90,168
       3,612 Time Warner, Inc.+....................................      361,200
       2,400 Times Mirror Co., Class A Shares+.....................      223,050
       2,100 The Walt Disney Co....................................       86,887
--------------------------------------------------------------------------------
                                                                       1,056,098
--------------------------------------------------------------------------------
 Miscellaneous Manufacturing -- 3.4%
       1,500 FMC Corp.*............................................       84,750
       1,200 Forest Laboratories, Inc., Class A Shares*............      101,400
           1 Illinois Tool Works Inc.+.............................           55
       3,800 IVAX Corp.*...........................................      103,550
       3,600 Lancaster Colony Corp.................................      110,025
          36 MedImmunne Inc.*+.....................................        6,181
       3,600 Mylan Laboratories Inc. ..............................       99,000
       2,400 Pfizer, Inc. .........................................       87,750
       1,300 Schering-Plough Corp..................................       47,775
           1 Shire Pharmaceuticals ADR*+...........................           57
       2,200 Tyco International Ltd.+ .............................      109,725
       4,000 Warner-Lambert Co.+...................................      390,000
--------------------------------------------------------------------------------
                                                                       1,140,268
--------------------------------------------------------------------------------
 Pharmaceuticals -- 0.9%
       5,632 Monsanto Co.*+........................................      290,048
--------------------------------------------------------------------------------
 Pipelines -- 1.0%
       7,600 Coastal Corp.#........................................      349,600
--------------------------------------------------------------------------------
 Real Estate Investment Trusts (REIT) -- 1.3%
      21,000 Cornerstone Properties Inc.+ .........................      366,187
       8,900 Host Marriott, Corp. .................................       78,987
--------------------------------------------------------------------------------
                                                                         445,174
--------------------------------------------------------------------------------

                       See Notes to Financial Statements.

 Schedule of Investments (continued)                             March 31, 2000

   SHARES                           SECURITY                            VALUE

--------------------------------------------------------------------------------
 Retail -- 4.3%
       2,900 American Eagle Outfitters, Inc.*+.....................  $   110,018
       1,400 Best Buy Co., Inc.*+..................................      120,505
       2,500 Federated Department Stores*..........................      104,375
       1,800 Home Depot, Inc. .....................................      116,100
       1,000 Kohl's Corp.*.........................................      102,500
       4,200 Office Depot Inc.*....................................       48,562
       1,500 Starbucks Corp.*......................................       67,218
       2,100 Tandy Corp.+ .........................................      105,840
       1,600 Target Corp.+ ........................................      119,600
       1,200 Tiffany & Co.+ .......................................      100,350
       2,400 Tricon Global Restaurants*............................       74,550
       5,600 UBID Inc.*+...........................................      164,150
       1,800 Wal-Mart Stores, Inc. ................................       99,900
       2,500 Zale Corp.*...........................................      117,968
--------------------------------------------------------------------------------
                                                                       1,451,636
--------------------------------------------------------------------------------
 Savings & Loans -- 0.4%
       4,224 MECH Financial Inc.+ .................................      141,504
--------------------------------------------------------------------------------
 Semiconductors -- 2.9%
       1,200 Altera Corp.*.........................................      107,100
       1,200 Analog Devices, Inc.*.................................       96,675
       4,594 Applied Materials Inc.*+..............................      433,009
       1,200 KLA-Tencor Corp.*.....................................      101,100
       1,400 Teradyne Inc.*........................................      115,150
         500 Texas Instruments Inc. ...............................       80,000
         700 TriQuint Semiconductor Inc.*..........................       51,450
--------------------------------------------------------------------------------
                                                                         984,484
--------------------------------------------------------------------------------
 Software -- 4.7%
         700 America Online Inc.*..................................       47,075
       1,900 American Management Systems, Inc.*....................       83,243
       1,408 Aspect Development Inc.*+.............................       90,640
         700 BEA Systems, Inc.*....................................       51,362
         600 Broadvision Inc.*.....................................       26,925
       1,500 Computer Associates International Inc. ...............       88,781
       4,113 Concentric Network Corp.*+............................      226,215
          17 Informix Corp.*+......................................          287
       2,145 InterVU Inc.*+........................................      193,050
       5,300 MapQuest.com Inc.*+...................................      109,975
         200 Network Solutions Inc.*...............................       30,740
       1,200 Oracle Corp.*.........................................       93,675
       1,400 Pixar Inc.*...........................................       49,962
       1,100 Rational Software Corp.*..............................       84,150
       9,000 Sterling Software Inc.*+..............................      274,500
       1,500 Symantec Corp.*.......................................      112,687
--------------------------------------------------------------------------------
                                                                       1,563,267
--------------------------------------------------------------------------------
 Telecommunications Equipment -- 1.3%
       1,900 ADC Telecommunications Inc.*..........................      102,362
         578 NetOptix Corp.*+......................................       99,271
         400 Next Level Communications, Inc.*......................       43,500
           4 Nortel Networks, Corp.+...............................          516
         500 Ortel Corp.*+.........................................       93,843
       3,300 Westell Technologies Inc., Class A Shares*#...........      105,187
--------------------------------------------------------------------------------
                                                                         444,679
--------------------------------------------------------------------------------

                       See Notes to Financial Statements.

 Schedule of Investments (continued)                             March 31, 2000

   SHARES                          SECURITY                            VALUE

-------------------------------------------------------------------------------
 Telecommunications -- 1.2%
      6,193 Aerial Communications, Inc.*+........................   $   351,839
        800 Inet Technologies, Inc.*.............................        42,350
-------------------------------------------------------------------------------
                                                                        394,189
-------------------------------------------------------------------------------
 Telephone -- 3.6%
      1,200 BellSouth Corp.......................................        56,400
      9,000 GTE Corp.+ ..........................................       639,000
      2,040 MCI WorldCom, Inc.*+.................................        92,689
      5,890 U.S. West Inc.+......................................       429,442
-------------------------------------------------------------------------------
                                                                      1,217,531
-------------------------------------------------------------------------------
 Textiles -- 0.3%
      5,700 Shaw Industries Inc. ................................        86,568
         30 Iron Mountain, Inc.+.................................         1,021
-------------------------------------------------------------------------------
                                                                         87,589
-------------------------------------------------------------------------------
 Utilities -- 4.0%
     11,000 CMP Group, Inc.+.....................................       320,375
      3,500 Columbia Energy Group+...............................       207,375
      1,235 Energy East Corp.+...................................        24,468
      3,500 Florida Progress Corp.+..............................       160,562
     15,500 MCN Energy Group Inc.+...............................       387,500
      3,500 PG&E Corp............................................        73,500
      2,300 PP&L, Inc............................................        48,156
      1,000 PP&L Resources Inc.*.................................        20,937
      3,500 Reliant Energy, Inc..................................        82,031
-------------------------------------------------------------------------------
                                                                      1,324,904
-------------------------------------------------------------------------------
            TOTAL COMMON STOCK (Cost -- $19,690,314).............    20,768,460
-------------------------------------------------------------------------------
 PREFERRED STOCK -- 9.7%
-------------------------------------------------------------------------------
 Aerospace/Defense -- 0.5%
      3,000 Titan Capital Trust, 5.750% Exchangeable 2/15/05+++..       182,250
-------------------------------------------------------------------------------
 Banks -- 0.9%
     13,000 National Australia Bank, 7.875% Exchangeable
             12/31/49+...........................................       314,438
-------------------------------------------------------------------------------
 Electric -- 0.7%
      4,100 Calpine Capital Trust, 5.500% Exchangeable
             2/1/05+++...........................................       224,987
-------------------------------------------------------------------------------
 Food -- 0.6%
      6,300 Suiza Capital Trust, 5.500% Exchangeable 4/1/28+.....       217,350
-------------------------------------------------------------------------------
 Forest Products & Paper -- 0.6%
      4,700 International Paper Capital Trust, 5.250%
             Exchangeable 12/31/49+..............................       214,438
-------------------------------------------------------------------------------
 Oil & Gas Producers -- 1.1%
      2,500 Newfield Financial Trust, 6.500% Exchangeable
             8/15/29+............................................       142,031
      3,375 Pogo Trust, 6.500% Exchangeable 5/31/29+.............       220,219
-------------------------------------------------------------------------------
                                                                        362,250
-------------------------------------------------------------------------------
 Oil Refining -- 0.5%
      3,000 Tosco Financing Trust, 5.750% Exchangeable
             12/15/16+...........................................       151,125
-------------------------------------------------------------------------------
 Packaging & Containers -- 0.7%
      4,700 Sealed Air Corp., Series A, $2.000 Exchangeable
             4/1/18+.............................................       244,106
-------------------------------------------------------------------------------
 Pharmaceuticals -- 0.6%
      4,000 Biovail Corp., 6.750% Exchangeable 3/31/25+..........       185,000
-------------------------------------------------------------------------------

                       See Notes to Financial Statements.

 Schedule of Investments (continued)                             March 31, 2000

   SHARES                          SECURITY                           VALUE

------------------------------------------------------------------------------
 Retail -- 0.4%
      2,500 Wendy's Financing, Series A, 5.000% Exchangeable
             9/15/26+............................................  $   117,500
------------------------------------------------------------------------------
 Semiconductors -- 0.4%
      2,400 Pioneer-Standard Electronics, Inc., 6.750%
             Exchangeable 3/31/28+...............................      135,000
------------------------------------------------------------------------------
 Telecommunications -- 0.9%
      1,200 Global Crossing Ltd., 7.000% Exchangeable
             12/31/49+++.........................................      289,800
------------------------------------------------------------------------------
 Transportation -- 1.8%
      6,000 Arkansas Best Corp., Series A, $2.875 Exchangeable
             12/31/49+...........................................      225,000
      4,750 CNF Trust, Series A, 5.000% Exchangeable 6/1/12+.....      201,875
      4,800 Union Pacific Capital Trust, 6.250% Exchangeable
             4/1/28+.............................................      189,000
------------------------------------------------------------------------------
                                                                       615,875
------------------------------------------------------------------------------
            TOTAL PREFERRED STOCK (Cost -- $3,213,172)...........    3,254,119
------------------------------------------------------------------------------
    FACE
   AMOUNT                          SECURITY                           VALUE
------------------------------------------------------------------------------
 CORPORATE CONVERTIBLE BONDS -- 19.0%
------------------------------------------------------------------------------
 Biotechnology -- 1.3%
   $200,000 Affymetrix, Inc., 4.750% due 2/15/07+................      137,500
    200,000 Alexion Pharmaceuticals, Inc., 5.750% due 3/15/07+...      156,000
    200,000 Human Genome Sciences, Inc., 3.750% due 3/15/07+.....      125,000
------------------------------------------------------------------------------
                                                                       418,500
------------------------------------------------------------------------------
 Commercial Services -- 0.2%
    100,000 Mail-Well Inc., 5.000% due 11/1/02+..................       80,875
------------------------------------------------------------------------------
 Computers -- 0.7%
    230,000 Affiliated Computer Services, Inc., 4.000% due
             3/15/05+............................................      235,750
------------------------------------------------------------------------------
 Drug/Pharmaceutical -- 0.9%
    270,000 Alza Corp., 5.000% due 5/1/06+.......................      292,612
------------------------------------------------------------------------------
 Electronics -- 1.3%
    200,000 SCI Systems Inc., 3.000% due 3/15/07+................      220,500
    200,000 Vitesse Semiconductor Corp., 4.000% due 3/15/05+.....      208,000
------------------------------------------------------------------------------
                                                                       428,500
------------------------------------------------------------------------------
 Finance -- 0.4%
    165,000 Financial Federal Corp., 4.500% due 5/1/05+..........      138,600
------------------------------------------------------------------------------
 Food -- 0.6%
    575,000 Whole Foods Market Inc., zero coupon due 3/2/18+.....      201,969
------------------------------------------------------------------------------
 Internet -- 1.1%
    250,000 At Home Corp., 4.750% due 12/15/06+++................      205,000
    185,000 Internet Capital Group Inc., 5.500% due 12/21/04+....      164,419
------------------------------------------------------------------------------
                                                                       369,419
------------------------------------------------------------------------------
 Media -- 1.0%
    275,000 Clear Channel Communications, Inc., 2.625% due
             4/1/03+.............................................      338,937
------------------------------------------------------------------------------
 Oil & Gas Producers -- 0.9%
    250,000 Diamond Offshore Drill, Inc., 3.750% due 2/15/07+....      286,250
------------------------------------------------------------------------------
 Oil & Gas Services -- 0.7%
    225,000 Seacor Holdings Inc., 5.375% due 11/15/06+...........      230,906
------------------------------------------------------------------------------
 Publishing -- 0.8%
    280,000 Scholastic Corp., 5.000% due 8/15/05+................      269,150
------------------------------------------------------------------------------

                       See Notes to Financial Statements.

 Schedule of Investments (continued)                             March 31, 2000

 FACE AMOUNT                       SECURITY                           VALUE

-------------------------------------------------------------------------------
 Retail -- 0.6%
    $220,000 Amazon.com Inc., 4.750% due 2/1/09+................   $    215,600
-------------------------------------------------------------------------------
 Semiconductors -- 2.9%
     200,000 Amkor Technologies Inc., 5.000% due 3/15/07+++.....        217,000
     200,000 Burr-brown Corp., 4.250% due 2/15/07+..............        224,250
     225,000 Conexant System Inc., 4.000% due 2//1/07+..........        205,594
     200,000 Semtech Corp., 4.500% due 2/1/07+..................        186,500
     200,000 TriQuint Semiconductor, Inc., 4.000% due 3/1/07+...        149,250
-------------------------------------------------------------------------------
                                                                        982,594
-------------------------------------------------------------------------------
 Software -- 0.8%
     140,000 Activision, Inc., 6.750% due 1/1/05+...............        121,100
     200,000 Digital Island Inc., 6.000% due 2/15/05+...........        139,500
-------------------------------------------------------------------------------
                                                                        260,600
-------------------------------------------------------------------------------
 Telecommunication Equipment -- 2.1%
     200,000 American Tower Corp., 5.000% due 2/15/10+..........        224,000
     200,000 Efficient Networks Inc., 5.000% due 3/15/05+.......        204,250
     220,000 Nextel Communications, Inc., 5.250% due
              1/15/10+++........................................        262,075
-------------------------------------------------------------------------------
                                                                        690,325
-------------------------------------------------------------------------------
 Telecommunications -- 2.7%
     200,000 Level 3 Communications, Inc., 6.000% due 3/15/10+..        198,750
     280,000 Liberty Media Group, 3.750% due 2/15/30+++.........        334,600
     190,000 NTL Inc., 5.750% due 12/15/09+++...................        196,175
     240,000 Talk.com Inc., 4.500% due 9/15/02+.................        189,900
-------------------------------------------------------------------------------
                                                                        919,425
-------------------------------------------------------------------------------
             TOTAL CORPORATE CONVERTIBLE BONDS (Cost --
               $6,630,873)......................................      6,360,012
-------------------------------------------------------------------------------

   SHARES                          CONTRACT                           VALUE

-------------------------------------------------------------------------------
 PURCHASED OPTIONS -- 0.2%
-------------------------------------------------------------------------------
 Banks -- 0.0%
             Zions Bancorp:
       3,400 Call @ $40, Expire 4/22/00*........................         11,900
       4,400 Put @ $35, Expire 4//22/00*........................          3,300
-------------------------------------------------------------------------------
                                                                         15,200
-------------------------------------------------------------------------------
 Entertainment -- 0.1%
       3,700 Mirage Resorts Inc., Put @ $17.5, Expire 8/19/00*..          1,387
       3,300 Westell Technologies Inc., Class A Shares, Put @
              $35, Expire 4/22/00*..............................         16,500
-------------------------------------------------------------------------------
                                                                         17,887
-------------------------------------------------------------------------------
 Pipelines -- 0.0%
       2,900 Columbia Energy Group, Call @ $65, Expire
              5/20/00*..........................................            362
-------------------------------------------------------------------------------
 Telecommunications -- 0.1%
             Qwest Communications International Inc.:
       1,400 Call @ $60, Expire 7/22/00*........................          2,800
       1,200 Put @ $60, Expire 10/21/00*........................         18,300
-------------------------------------------------------------------------------
                                                                         21,100
-------------------------------------------------------------------------------
             TOTAL PURCHASED OPTIONS (Cost -- $92,399)..........         54,549
-------------------------------------------------------------------------------

                       See Notes to Financial Statements.

 Schedule of Investments (continued)                             March 31, 2000

    FACE
   AMOUNT                          SECURITY                            VALUE

--------------------------------------------------------------------------------
 REPURCHASE AGREEMENT -- 9.1%
 $3,030,000 Goldman, Sachs & Co., 6.090% due 4/3/00; Proceeds at
              maturity -- $3,031,538; (Fully collateralized
              by U.S. Treasury Bills, Bonds and Notes, 0.000% to
              6.875% due 4/6/00 to 5/15/30;
              Market value -- $3,090,608) (Cost -- $3,030,000)....  $  3,030,000
--------------------------------------------------------------------------------
            TOTAL INVESTMENTS -- 100% (Cost -- $32,656,758**).....  $ 33,467,140
--------------------------------------------------------------------------------

* Non-income producing security.
+ Security is segregated by Custodian for short sale transactions.
# Security is segregated by Custodian for written options contracts.
++Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers.
** Aggregate cost for Federal income tax purposes is substantially the same.

Schedule of Short Sale Transactions                               March 31, 2000

 SHARES                          SECURITY                              VALUE
--------------------------------------------------------------------------------
  3,000 Abbott Laboratories.......................................  $    105,562
  3,800 Activision, Inc.*.........................................        45,837
      7 Adelphia Communications Corp., Class A Shares*............           343
  1,800 Advanced Micro Devices, Inc.*.............................       102,712
  1,490 Aegon N.V., American Registered Shares....................       120,038
  2,750 Affiliated Computer Services, Class A Shares*.............       104,500
    300 Affymetrix, Inc.*.........................................        44,531
  2,600 AFLAC INC. ...............................................       118,462
  1,279 Akamai Technologies, Inc.*................................       205,679
  2,756 Albertson's, Inc. ........................................        85,436
  6,144 Alcatel S.A. ADR..........................................       269,184
  1,200 Alexion Pharmaceuticals, Inc.*............................        83,700
  2,500 Alliant Energy, Corp. ....................................        76,093
  3,250 ALZA Corp.*...............................................       122,078
  1,550 Amazon.com, Inc.*.........................................       103,850
     38 Amdocs Ltd.*..............................................         2,800
  7,090 America Online Inc.*......................................       476,802
  2,500 American Home Products Corp. .............................       134,062
  2,600 American Tower Corp., Class A Shares*.....................       128,375
  1,700 Amgen, Inc.*..............................................       104,337
  2,300 Amkor Technology, Inc.*...................................       118,446
  2,500 Andrew Corp.*.............................................        57,187
  3,500 Aon Corp. ................................................       112,875
  3,384 Applied Materials Inc.*...................................       318,942
  7,250 Arkansas Best Corp.*......................................        76,125
  2,300 Arrow Electronics Inc.*...................................        81,075
  5,363 AT&T Corp. ...............................................       301,668
  4,132 At Home Corp.*............................................       136,097
  2,500 Automatic Data Processing, Inc. ..........................       120,625
  4,100 AutoZone, Inc.*...........................................       113,558
  1,700 Avnet, Inc. ..............................................       107,100
  2,700 Avon Products, Inc. ......................................        78,468
  3,000 The Bank of New York Co., Inc. ...........................       124,687
    900 Baxter International Inc. ................................        56,418
  3,000 Becton, Dickinson & Co. ..................................        78,937
 10,940 Bell Atlantic Corp. ......................................       668,707
  2,000 Biovail Corp.*............................................        88,625
  2,100 The Black & Decker Corp. .................................        78,881
    150 BP Amoco PLC ADR..........................................         7,959
  1,900 Burr-Brown Corp.*.........................................       103,312
  2,800 CNA Financial Corp*.......................................        90,475
  5,300 Cadence Design System, Inc.*..............................       109,975
  1,100 Calpine Corp.*............................................       103,400

                       See Notes to Financial Statements.

 Schedule of Short Sale Transactions (continued)                 March 31, 2000

 SHARES                          SECURITY                             VALUE
-------------------------------------------------------------------------------
  3,300 Campbell Soup Co. .......................................  $    101,257
  3,530 Carolina First Corp. ....................................        46,331
  3,000 Caterpillar Inc. ........................................       118,312
  5,178 Cendant Corp.*...........................................        95,793
  5,100 Ceridian Corp.*..........................................        97,856
  1,000 Checkfree Holdings Corp.*................................        70,500
  2,887 ChoicePoint Inc.*........................................       107,901
  3,200 Cincinnati Financial Corp. ..............................       120,776
  5,108 Cisco Systems, Inc.*.....................................       394,912
      5 CK Witco Corp. ..........................................            50
  6,595 Clear Channel Communications, Inc.*......................       455,466
  1,470 CMGI Inc.*...............................................       166,569
  4,150 CNF Transportation, Inc. ................................       115,162
  2,000 The Coca-Cola Co. .......................................        93,875
  4,200 Columbia HCA Healthcare Corp. ...........................       106,312
  3,400 Compaq Computer Corp. ...................................        90,525
  4,250 Computer Associates International Inc. ..................       251,546
  1,300 Computer Sciences Corp.*.................................       102,862
    950 Conexant Systems, Inc.*..................................        67,450
  5,800 Consolidated Stores Corp.*...............................        65,975
  2,800 Cooper Industries Inc. ..................................        98,000
    524 Corning Inc. ............................................       101,656
  2,000 Cox Communications Inc., Class A Shares*.................        97,000
  3,000 CVS Corp. ...............................................       112,687
  4,300 Dana Corp. ..............................................       121,206
  1,800 Deere & Co. .............................................        68,400
  1,400 Dell Computer Corp.*.....................................        75,512
  4,250 Diamond Offshore Drill, Inc. ............................       169,734
    800 Digital Island Inc.*.....................................        48,750
  4,300 Dollar General Corp. ....................................       115,659
  1,600 DQE, Inc. ...............................................        72,800
  5,400 DTE Energy Co. ..........................................       156,600
    650 Efficient Networks, Inc.*................................       101,237
  9,350 El Paso Energy, Corp. ...................................       377,506
  2,502 Elan Corp. PLC ADR*......................................       118,845
  1,600 Eli, Lilly & Co. ........................................       100,800
    900 Emerson Electric Co. ....................................        47,587
  1,853 Energy East Corp. .......................................        36,712
  2,300 Equifax Inc. ............................................        58,075
  6,600 Equity Office Properties Trust...........................       165,825
  1,900 Fairchild Semiconductor International, Class A Shares*...        69,350
  5,600 Family Dollar Stores, Inc. ..............................       116,562
  2,200 Financial Federal Corp.*.................................        40,012
  8,331 Flextronics International Ltd.*..........................       586,814
  2,600 Fluor Corp. .............................................        80,600
  4,600 Fox Entertainment Group, Inc., Class A Shares*...........       137,712
  1,500 Gap Inc. ................................................        74,718
  2,800 Gillette Co. ............................................       105,525
  3,350 Global Crossing Ltd.*....................................       137,140
  3,300 Goodyear Tire & Rubber Co. ..............................        76,931
  1,100 Harley Davidson, Inc. ...................................        87,312
  2,100 Harris Corp. ............................................        72,581
  5,000 Hercules Inc. ...........................................        80,625
  2,000 Hershey Foods Corp. .....................................        97,500
  8,600 Hollinger International Inc. ............................        92,450
     50 Hudson United Bancorp....................................         1,085
    500 Human Genome Sciences, Inc.*.............................        41,531
    775 i2 Technologies, Inc.*...................................        94,646
  1,600 Illinois Tool Works Inc. ................................        88,400

                       See Notes to Financial Statements.

 Schedule of Short Sale Transactions (continued)                 March 31, 2000

 SHARES                           SECURITY                              VALUE
--------------------------------------------------------------------------------
    288 Infinity Broadcasting Corp., Class A Shares*...............  $     9,324
    800 International Business Machine Corp. ......................       94,400
  3,000 International Flavors & Fragrances Inc. ...................      105,187
  1,525 International Paper Co. ...................................       65,193
  1,025 Internet Capital Group Inc.*...............................       92,570
  1,300 Intuit Inc.*...............................................       70,687
     31 Iron Mountain, Inc.*.......................................        1,055
  3,800 ITT Industries Inc. .......................................      118,037
  3,500 J.C. Penney Co., Inc. .....................................       52,062
  2,300 J.D. Edwards & Co.*........................................       74,893
  4,000 Kellogg Co. ...............................................      102,245
  1,900 Lamar Advertising Co.*.....................................       86,450
  1,900 Legg Mason, Inc. ..........................................       82,175
  1,850 Level 3 Communications, Inc.*..............................      195,637
  3,168 Lucent Technologies, Inc. .................................      192,456
  2,650 Mail-Well Inc.*............................................       23,021
  1,500 Marshall & Ilsley Corp. ...................................       86,625
  2,800 Masco Corp. ...............................................       57,400
  3,300 May Department Stores Co. .................................       94,050
  2,900 McDonald's Corp. ..........................................      108,931
  2,000 Medtronic Inc. ............................................      102,875
  3,000 Mellon Financial Corp. ....................................       88,500
  3,400 Metro-Goldwyn-Mayer Inc.*..................................       86,487
    700 Micron Technology Inc.*....................................       88,200
     15 Motorola, Inc. ............................................        2,135
  1,950 National Australia Bank ADR................................      126,140
  1,750 Newfield Exploration Co.*..................................       61,687
    950 Nextel Communications, Inc., Class A Shares*...............      140,837
  2,046 NEXTLINK Communications, Inc., Class A Shares*.............      253,064
  2,300 NIKE Inc., Class B Shares..................................       91,137
  3,800 Nordstrom, Inc. ...........................................      111,937
    900 Northern Trust Corp. ......................................       60,806
    906 NTL Inc.*..................................................       84,111
    900 PanAmSat Corp.*............................................       44,156
  4,400 PeopleSoft, Inc.*..........................................       88,000
 11,000 Pfizer, Inc. ..............................................      402,187
  6,530 Pharmacia & Upjohn Inc.*...................................      386,902
  5,000 Pioneer-Standard Electronics, Inc. ........................       78,750
  1,600 Pitney Bowes, Inc. ........................................       71,500
  4,725 Pogo Producing Co. ........................................      134,957
  1,300 Progressive Corp. .........................................       98,881
  1,000 PSINet Inc.*...............................................       34,015
  8,188 Qwest Communications International Inc.*...................      397,118
  4,900 Ryder Systems Inc. ........................................      111,168
    500 S1 Corp.*..................................................       42,843
  4,400 SAFECO Corp. ..............................................      116,875
  5,000 Sara Lee Corp. ............................................       90,000
  1,100 Scholastic Corp.*..........................................       59,331
  9,993 The Charles Schwab Corp. ..................................      567,726
  2,100 SCI Systems Inc.*..........................................      113,006
  1,675 Seacor Smit Inc.*..........................................      101,128
  1,400 Seagate Technology, Inc.*..................................       84,350
  1,650 Sealed Air Corp.*..........................................       89,615
  1,400 Semtech Corp.*.............................................       89,687
    700 Sepracor Inc.*.............................................       50,968
  1,500 SLM Holding Corp. .........................................       49,968
  2,028 Solectron Corp.*...........................................       81,246
  3,100 Sprint, Corp.*.............................................      202,468
    900 SPX Corp.*.................................................      102,543

                       See Notes to Financial Statements.

 Schedule of Short Sale Transactions (continued)                 March 31, 2000

 SHARES                           SECURITY                              VALUE
--------------------------------------------------------------------------------
  3,000 The Stanley Works..........................................  $    79,125
  1,550 Suiza Foods Corp.*.........................................       62,387
  5,500 Synovus Financial Corp. ...................................      103,812
  2,600 T. Rowe Price Associates, Inc. ............................      102,700
  5,800 Talk.com, Inc.*............................................       92,800
  1,600 Tektronix Inc. ............................................       89,600
  1,600 Tellabs, Inc.*.............................................      100,775
  1,300 The Montana Power Co. .....................................       83,200
  1,875 Titan Corp.*...............................................       95,625
  1,850 Tosco Corp. ...............................................       56,309
  3,600 Tribune Co. ...............................................      131,385
    900 TriQuint Semiconductor, Inc.*..............................       66,150
  1,900 TRW Inc. ..................................................      111,150
  1,200 Union Pacific Corp. .......................................       46,950
  4,600 USA Networks Inc.*.........................................      103,787
    800 Verio Inc.*................................................       36,050
      6 Viatel, Inc.*..............................................          301
  2,000 Vitesse Semiconductors Corp.*..............................      192,556
  3,257 VoiceStream Wireless Corp.*................................      419,541
  1,700 W.W. Grainger Inc. ........................................       92,225
  1,500 Wachovia Corp. ............................................      101,343
    200 The Washington Post Co., Class B Shares....................      108,200
  6,405 Webster Financial Corp. ...................................      147,315
  2,600 Wells Fargo, Co. ..........................................      106,437
  1,400 Wendy's International, Inc. ...............................       28,262
    575 Whole Foods Market, Inc.*..................................       23,826
  1,050 Winstar Communications, Inc.*..............................       63,000
  1,200 Wm. Wrigley, Jr. Co. ......................................       92,175
  2,000 Xerox Corp. ...............................................       52,000
--------------------------------------------------------------------------------
        Total Open Short Sales (Proceeds -- $21,254,207)...........  $22,052,126
--------------------------------------------------------------------------------

*Non-income producing security.

 Schedule of Options Written                                     March 31, 2000

 Number
   of                                                        Strike
Contracts                                         Expiration Price  Value
------------------------------------------------------------------------------
 33Westell Technologies..........................   4/22/00   $35   $5,363
 12Qwest Communications International............  10/21/00    60    4,500
------------------------------------------------------------------------------
     Total Options Written
     (Premiums received -- $19,527)................................ $9,863
------------------------------------------------------------------------------

                       See Notes to Financial Statements.

 Statement of Assets and Liabilitie______________________________Marchs31, 2000

ASSETS:
 Investments, at value (Cost -- $32,656,758)....................... $33,467,140
 Cash..............................................................     287,942
 Receivable for short sales open (Note 7)..........................  21,254,207
 Receivable for Fund shares sold...................................     794,938
 Receivable for securities sold....................................     769,426
 Dividends and interest receivable.................................      75,586
 Receivable for covered short sales................................      72,984
 Receivable from Manager...........................................      27,356
-------------------------------------------------------------------------------
 Total Assets......................................................  56,749,579
-------------------------------------------------------------------------------
LIABILITIES:
 Payable for open short sales (Note 7).............................  22,052,126
 Payable for securities purchased..................................   2,013,712
 Dividends payable.................................................      20,198
 Written options (Premiums received -- $19,527) (Note 5)...........       9,863
 Payable for Fund shares purchased.................................       2,744
 Accrued expenses..................................................      68,053
-------------------------------------------------------------------------------
 Total Liabilities.................................................  24,166,696
-------------------------------------------------------------------------------
Total Net Assets................................................... $32,582,883
-------------------------------------------------------------------------------
NET ASSETS:
 Par value of shares of beneficial interest........................ $     3,900
 Capital paid in excess of par value...............................  31,839,474
 Undistributed net investment income...............................     526,607
 Accumulated net realized gain from security transactions, options
  and short sales..................................................     190,775
 Net unrealized appreciation of investments, options and short
  sales............................................................      22,127
-------------------------------------------------------------------------------
Total Net Assets................................................... $32,582,883
-------------------------------------------------------------------------------
Shares Outstanding.................................................   3,899,768
-------------------------------------------------------------------------------
Net Asset Value, per share (and redemption price)..................       $8.36
-------------------------------------------------------------------------------

                       See Notes to Financial Statements.

 Statement of Operations                 For the Period Ended March 31, 2000(a)

INVESTMENT INCOME:
 Interest.........................................................  $   917,050
 Dividends........................................................      278,275
 Less: Foreign tax withholding....................................         (575)
--------------------------------------------------------------------------------
 Total Investment Income..........................................    1,194,750
--------------------------------------------------------------------------------
EXPENSES:
 Management fees (Note 2).........................................      399,404
 Administration fees (Note 2).....................................       44,227
 Shareholder communications.......................................       43,000
 Registration fees................................................       30,000
 Audit and legal..................................................       30,000
 Custody..........................................................       25,000
 Shareholder and system servicing fees............................       11,000
 Trustees' fees...................................................        2,000
 Other............................................................        4,350
--------------------------------------------------------------------------------
 Total Expenses Before Dividend Expense on Short Sales and
  Management Fee Waiver...........................................      588,981
 Less: Management fee waiver......................................     (165,662)
--------------------------------------------------------------------------------
 Net Expenses Before Dividend Expense on Short Sales..............      423,319
 Plus: Dividend expense on short sales............................      179,971
--------------------------------------------------------------------------------
 Net Expenses.....................................................      603,290
--------------------------------------------------------------------------------
Net Investment Income.............................................      591,460
--------------------------------------------------------------------------------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS, OPTIONS
AND SHORT SALES (NOTES 3, 5 AND 7):
 Realized Gain (Loss) From:
 Security transactions (excluding short-term securities)..........    3,659,162
 Options written..................................................      313,289
 Options purchased................................................     (153,470)
 Short sales......................................................   (2,807,098)
--------------------------------------------------------------------------------
 Net Realized Gain................................................    1,011,883
--------------------------------------------------------------------------------
 Change in Net Unrealized Appreciation of Investments, Options and
  Short Sales:
 Beginning of period..............................................           --
 End of period....................................................       22,127
--------------------------------------------------------------------------------
 Increase in Net Unrealized Appreciation..........................       22,127
--------------------------------------------------------------------------------
Net Gain on Investments, Options and Short Sales..................    1,034,010
--------------------------------------------------------------------------------
Increase in Net Assets From Operations............................  $ 1,625,470
--------------------------------------------------------------------------------

(a)For the period from May 10, 1999 (commencement of operations) to March 31, 2000.

                       See Notes to Financial Statements.

 Statement of Changes in Net Assets      For the Period Ended March 31, 2000(a)

--------------------------------------------------------------------------------
OPERATIONS:
 Net investment income............................................ $    591,460
 Net realized gain................................................    1,011,883
 Increase in net unrealized appreciation..........................       22,127
--------------------------------------------------------------------------------
 Increase in Net Assets From Operations...........................    1,625,470
--------------------------------------------------------------------------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
 Net investment income............................................      (64,760)
 Net realized gains...............................................     (821,201)
--------------------------------------------------------------------------------
 Decrease in Net Assets From Distributions to Shareholders........     (885,961)
--------------------------------------------------------------------------------
FUND SHARE TRANSACTIONS (NOTE 8):
 Net proceeds from sale of shares.................................   47,187,936
 Net asset value of shares issued for reinvestment of dividends...      875,721
 Cost of shares reacquired........................................  (16,220,283)
--------------------------------------------------------------------------------
 Increase in Net Assets From Fund Share Transactions..............   31,843,374
--------------------------------------------------------------------------------
Increase in Net Assets............................................   32,582,883
NET ASSETS:
 Beginning of period..............................................           --
--------------------------------------------------------------------------------
 End of period*................................................... $ 32,582,883
--------------------------------------------------------------------------------
* Includes undistributed net investment income of:                     $526,607
--------------------------------------------------------------------------------

(a)For the period from May 10, 1999 (commencement of operations) to March 31, 2000.

                       See Notes to Financial Statements.

 Notes to Financial Statements
  1. Significant Accounting Policies

  Multi-Strategy Market Neutral Investments ("Portfolio"), a separate investment Portfolio of Consulting Group Capital Markets Funds ("Fund"), a Massachusetts business trust, is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company. The Fund consists of the Portfolio and sixteen separate investment portfolios:
Government Money Investments, High Yield Investments, Intermediate Fixed Income Investments, Long-Term Bond Investments, Municipal Bond Investments, Mortgage Backed Investments, Balanced Investments, Large Capitalization Value Equity Investments, Large Capitalization Growth Investments, Small Capitalization Value Equity Investments, Small Capitalization Growth Investments, International Equity Investments, International Fixed Income Investments, Emerging Markets Equity Investments, S&P 500 Investments and Multi-Sector Fixed Income Investments. The financial statements and financial highlights for the other Funds are presented in a separate shareholder report.

  The significant accounting policies consistently followed by the Portfolio are: (a) security transactions are accounted for on trade date; (b) securities traded on national securities markets are valued at the closing prices on such markets or, if there were no sales during the day, at current quoted bid price; securities primarily traded on foreign exchanges are generally valued at the preceding closing values of such securities on their respective exchanges, except that when a significant occurrence subsequent to the time a value was so established is likely to have significantly changed the value then the fair value of those securities will be determined by consideration of other factors by or under the direction of the Board of Trustees; securities traded in the over-the-counter market are valued on the basis of the bid price at the close of business on each day; certain debt securities of U.S. issuers (other than U.S. government securities and short-term investments) are valued at the mean between the quoted bid and ask prices; U.S. government agencies and obligations are valued at the mean between the bid and ask prices; (c) securities maturing within 60 days are valued at cost plus accreted discount, or minus amortized premium, which approximates value; (d) dividend income earned on investments and dividend expense incurred on short sales is recorded on the ex-dividend date except that foreign dividends are recorded on the ex-dividend date or as soon as practical after the Portfolio determines the existence of a dividend declaration after exercising reasonable due diligence; and interest income is recorded on an accrual basis; (e) gains or losses on the sale of securities are calculated by using the specific identification method; (f) dividends and distributions to shareholders are recorded on the ex-dividend date; (g) the accounting records of the Portfolio are maintained in U.S. dollars. All assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the rate of exchange of such currencies against U.S. dollars on the date of valuation. Purchases and sales of securities and income and expenses are translated at the rate of exchange quoted on the respective date that such transactions are recorded. Differences between income or expense amounts recorded and collected or paid are adjusted when reported by the custodian bank; (h) the Portfolio intends to comply with the requirements of the Internal Revenue Code of 1986, as amended, pertaining to regulated investment companies and to make distributions of taxable income sufficient to relieve it from substantially all Federal income and excise taxes; (i) the character of income and gains to be distributed are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. At March 31, 2000, reclassifications were made to the capital accounts of the Portfolio to reflect permanent book/tax differences and income and gains available for distributions under income tax regulations. Net investment income, net realized gains and net assets were not affected by this change; and (j) estimates and assumptions are required to be made regarding assets, liabilities and changes in net assets resulting from operations when financial statements are prepared. Changes in the economic environment, financial markets and any other parameters used in determining these estimates could cause actual results to differ.

  In addition, the Portfolio may from time to time enter into futures contracts in order to hedge market risk. Also, the Portfolio may enter into forward exchange contracts in order to hedge against foreign currency risk. These contracts are marked to market daily, by recognizing the difference between the contract exchange rate and the current market rate as an unrealized gain or loss. Realized gains or losses are recognized when contracts are settled.

  2. Investment Advisory Agreement, Administration Agreement and Other Transactions

  The Fund has entered into an investment management agreement ("Management Agreement") with SSB Citi Fund Management LLC ("SSBC"), a subsidiary of Salomon Smith Barney Holdings Inc. ("SSBH"), which, in turn, is a subsidiary of Citigroup Inc. ("Citigroup"). The Consulting Group ("Manager"), a division of SSBC provides investment evaluation services with respect to the investment advisors of the Fund. SSBC has entered into an investment advisory agreement with each advisor selected for the Portfolio (collectively, "Advisors").

  Under the Management Agreement, the Portfolio pays SSBC a fee, calculated daily and paid monthly, based on the rates applied to the value of the Portfolio's average daily net assets. In addition, SSBC pays each Advisor, based on the rates applied to the Portfolio's average daily net assets on a monthly basis. The applicable management fee and advisory fee paid by SSBC to each Advisor are indicated below:

                                                                        Annual
                                                             Advisory Management
Advisors                                                       Fee       Fee
--------------------------------------------------------------------------------
Calamos Asset Management....................................   1.00%     1.80%
Pegasus Investments, Inc....................................   1.20      1.80
State Street Global Advisors................................   1.00      1.80
--------------------------------------------------------------------------------

  For the period ended March 31, 2000, SSBC waived $165,662 of its management fee.

  SSBC also acts as the Portfolio's administrator for which the Portfolio pays a fee calculated at an annual rate of 0.20% of the average daily net assets of the Portfolio. This fee is calculated daily and paid monthly.

  Effective October 1999, Citi Fiduciary Trust Company ("CFTC"), another subsidiary of Citigroup, became the Portfolio's transfer agent and PFPC Global Fund Services ("PFPC") became the Portfolio's sub-transfer agent. CFTC receives fees and asset-based fees that vary according to the account size and type of account. PFPC is responsible for shareholder recordkeeping and financial processing for all shareholder accounts and is paid by CFTC. During the period October 1, 1999 through March 31, 2000, the Portfolio paid transfer agent fees of $3,542 to CFTC.

  For the period ended March 31, 2000, Salomon Smith Barney Inc. ("SSB"), another subsidiary of SSBH and its affiliates, received brokerage commissions of $26,877.

  All officers and one Trustee of the Fund are employees of SSB.

  3. Investments

  During the period ended March 31, 2000, the aggregate cost of purchases and proceeds from sales of investments (including maturities, but excluding short-term securities) were as follows:

--------------------------------------------------------------------------------
Purchases........................................................... $90,281,684
--------------------------------------------------------------------------------
Sales...............................................................  64,502,942
--------------------------------------------------------------------------------

  At March 31, 2000, the aggregate gross unrealized appreciation and depreciation of investments for Federal income tax purposes were substantially as follows:

--------------------------------------------------------------------------------
Gross unrealized appreciation...................................... $ 2,461,507
Gross unrealized depreciation......................................  (1,651,125)
--------------------------------------------------------------------------------
Net unrealized appreciation........................................ $   810,382
--------------------------------------------------------------------------------

  4. Futures Contracts

  Initial margin deposits made upon entering into futures contracts are recognized as assets. Securities equal to the initial margin amount are segregated by the custodian in the name of the broker. Additional securities are also segregated up to the current market value of the futures contract. During the period the futures contract is open, changes in the value of the contract are recognized as unrealized gains or losses by "marking to market" on a daily basis to reflect the market value of the contract at the end of each day's trading. Variation margin payments are made or received and recognized as assets due from or liabilities due to broker, depending upon whether unrealized gains or losses are incurred. When the contract is closed, the Portfolio records a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transactions and the Portfolio's basis in the contract.

  The Portfolio enters into such contracts to hedge a portion of its portfolio. The Portfolio bears the market risk that arises from changes in the value of the financial instruments and securities indices (futures contracts) and the credit risk should a counterparty fail to perform under such contracts.

  At March 31, 2000, the Portfolio had no open futures contracts.

  5. Option Contracts

  Premiums paid when put or call options are purchased by the Portfolio, represent investments, which are marked-to-market daily. When a purchased option expires, the Portfolio will realize a loss in the amount of the premium paid. When the Portfolio enters into a closing sales transaction, the Portfolio will realize a gain or loss depending on whether the proceeds from the closing sales transaction are greater or less than the premium paid for the option. When the Portfolio exercises a put option, it will realize a gain or loss from the sale of the underlying security and the proceeds from such sale will be decreased by the premium originally paid. When the Portfolio exercises a call option, the cost of the security which the Portfolio purchases upon exercise will be increased by the premium originally paid.

  At March 31, 2000, the Portfolio had 203 purchased call and put options with a total cost of $92,399.

  When a Portfolio writes a call or put option, an amount equal to the premium received by the Portfolio is recorded as a liability, the value of which is marked-to-market daily. When a written option expires, the Portfolio realizes a gain equal to the amount of the premium received. When the Portfolio enters into a closing purchase transaction, the Portfolio realizes a gain or loss depending upon whether the cost of the closing transaction is greater or less than the premium originally received, without regard to any unrealized gain or loss on the underlying security, and the liability related to such option is eliminated. When a written call option is exercised the proceeds of the security sold will be increased by the premium originally received. When a written put option is exercised, the amount of the premium originally received will reduce the cost of the security which the Portfolio purchased upon exercise. When written index options are exercised, settlement is made in cash.

  The risk associated with purchasing options is limited to the premium originally paid. The Portfolio enters into options for hedging purposes. The risk in writing a covered call option is that the Portfolio gives up the opportunity to participate in any increase in the price of the underlying security beyond the exercise price. The risk in writing a put option is that the Portfolio is exposed to the risk of loss if the market price of the underlying security declines.

  The following covered call option transactions occurred during the period ended March 31, 2000:

                                                           Number of
                                                           Contracts Premiums
-------------------------------------------------------------------------------
Options written, outstanding at May 10, 1999..............     --    $      --
Options written during the period ended March 31, 2000....    713      634,129
Options cancelled in closing purchase transactions........   (258)    (306,013)
Options exercised.........................................   (316)    (277,145)
Options expired...........................................    (94)     (31,444)
-------------------------------------------------------------------------------
Options written, outstanding at March 31, 2000............     45    $  19,527
-------------------------------------------------------------------------------

  6. Repurchase Agreements

  The Portfolio purchases (and its custodian takes possession of) U.S. government securities from banks and securities dealers subject to agreements to resell the securities to the sellers at a future date (generally, the next business day) at an agreed-upon higher repurchase price. The Portfolio requires continual maintenance of the market value of the collateral in amounts at least equal to the repurchase price.

  7. Short Sales of Securities

  A short sale is a transaction in which the Portfolio sells securities it does not own (but has borrowed) in anticipation of a decline in the market price of the securities. To complete a short sale, the Portfolio may arrange through a broker to borrow the securities to be delivered to the buyer. The proceeds received by the Portfolio for the short sale are retained by the broker until the Portfolio replaces the borrowed securities. In borrowing the securities to be delivered to the buyer, the Portfolio becomes obligated to replace the securities borrowed at their market price at the time of replacement, whatever that price may be.

  8. Shares of Beneficial Interest

  At March 31, 2000, the Portfolio had an unlimited number of shares of beneficial interest authorized with a par value of $0.001 per share. Transactions in shares were as follows:

                                                            Period Ended
                                                           March 31, 2000+
                                                       ------------------------
                                                         Shares       Amount
--------------------------------------------------------------------------------
Shares sold...........................................  5,740,012  $ 47,187,936
Shares issued on reinvestment.........................    107,056       875,721
Shares reacquired..................................... (1,947,300)  (16,220,283)
--------------------------------------------------------------------------------
Net Increase..........................................  3,899,768  $ 31,843,374
--------------------------------------------------------------------------------

+For the period from May 10, 1999 (commencement of operations) to March 31,
  2000.

 Financial Highlights

For a share of beneficial interest outstanding throughout the period ended March 31:

                                                                 2000(/1/)(/2/)
-------------------------------------------------------------------------------
Net Asset Value, Beginning of Period...........................   $8.00
-------------------------------------------------------------------------------
Income From Operations:
 Net investment income(/3/)....................................    0.19
 Net realized and unrealized gain .............................    0.44
-------------------------------------------------------------------------------
Total Income From Operations...................................    0.63
-------------------------------------------------------------------------------
Less Distributions From:
 Net investment income.........................................   (0.02)
 Net realized gains............................................   (0.25)
-------------------------------------------------------------------------------
Total Distributions............................................   (0.27)
-------------------------------------------------------------------------------
Net Asset Value, End of Period.................................   $8.36
-------------------------------------------------------------------------------
Total Return++.................................................    7.98%
-------------------------------------------------------------------------------
Net Assets, End of Period (000s)............................... $32,583
-------------------------------------------------------------------------------
Ratios to Average Net Assets+:
 Total expenses before dividend expense on short sales(/3/)....    1.90%
 Dividend expense from short sales.............................    0.80
 Total expenses................................................    2.70
 Net investment income.........................................    2.65
-------------------------------------------------------------------------------
Portfolio Turnover Rate........................................     249%
-------------------------------------------------------------------------------

(1) For the period from May 10, 1999 (commencement of operations) to March 31, 2000.
(2) Per share amounts have been calculated using the monthly average shares method.
(3) The expense ratio and the per share decrease in net investment income before fee waivers were as follows:

                                               Per Share       Expense Ratio
                                            Decrease to Net  Without Fee Waiver
                                              Investment    and Dividend Expense
                                                Income        from Short Sales
                                            --------------- --------------------
   2000....................................      $0.05             2.64%+

 ++Total return is not annualized, as it may not be representative of the total return for the year.
 + Annualized.

 Portfolio Highlights -- Multi-Strategy Market Neutral Investments (unaudited)

                          AVERAGE ANNUAL TOTAL RETURNS
  -------------------------------------------------------------------------

    Multi-Strategy
    Market Neutral
    Investments          Without TRAK Fee+ With TRAK Fee+
    --------------       ----------------- --------------
    Inception (5/10/99)
     through 3/31/00           7.98%           6.55%

                Hypothetical Illustration of $10,000 Invested in
                   Multi-Strategy Market Neutral Investments
                                      vs.
              Standard & Poor's 500 Index and 3-Month T-Bill Index
                      May 10, 1999 through March 31, 2000
                                  (unaudited)


                                       [GRAPH]

           Trak Multi-Strategy   Trak Multi-Strategy
             Market Neutral         Market Neutral
              Investments            Investments       Standard &    T-Bill 3
            (With Trak Fee)         (Without Fee)      Poor's 500   Month Index

5/10/99         10,000                  10,000           10,000       10,000
 May-99         10,153                  10,163            9,721       10,037
 Jun-99         10,290                  10,313           10,261       10,075
 Jul-99         10,439                  10,475            9,940       10,113
 Aug-99         10,377                  10,425            9,891       10,153
 Sep-99         10,488                  10,550            9,620       10,192
 Oct-99         10,512                  10,588           10,229       10,233
 Nov-99         10,449                  10,538           10,436       10,276
 Dec-99         10,554                  10,656           11,050       10,320
 Jan-00         10,490                  10,605           10,495       10,366
 Feb-00         10,541                  10,669           10,297       10,413
3/31/00         10,655                  10,798           11,304       10,462


--------------------------------------------------------------------------------
The Standard & Poor's 500 Index is an index composed of 500 widely held common stocks listed on the New York Stock Exchange, American Stock Exchange and over-the-counter market. Because the index is not a managed portfolio, there are no advisory fees or internal management expenses reflected in the index's performance. The 3-Month T-Bill Index is composed of one 3-Month U.S. T-Bill whose return is tracked until its maturity. An investor cannot invest directly in an index.

* Assumes the reinvestment of all distributions.

+ The maximum annual TRAK fee is 1.50% of the value of TRAK assets.

NOTE: The performance shown represents past performance and is not a guarantee of future results. A Portfolio's share price and investment return will vary with market conditions, and the principal value of shares, when redeemed, may be more or less than original cost.

 Independent Auditors' Report

The Shareholders and Board of Trustees of
Consulting Group Capital Markets Funds:

  We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Multi-Strategy Market Neutral Investments ("Portfolio") of Consulting Group Capital Markets Funds ("Fund") as of March 31, 2000, and the related statement of operations, changes in net assets and the financial highlights for the period May 10, 1999 (commencement of operations) to March 31, 2000. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audit.

  We conducted our audit in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned and sold short as of March 31, 2000, by correspondence with the custodian and brokers. As to securities purchased or sold but not yet received or delivered, we performed other appropriate auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

  In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Portfolio of the Fund as of March 31, 2000, and the results of its operations, the changes in its net assets and the financial highlights for the period May 10, 1999 to March 31, 2000, in conformity with accounting principles generally accepted in the United States of America.


                                      /s/ KPMG LLP

New York, New York
May 11, 2000

 Tax Information (unaudited)

  For Federal tax purposes the Fund hereby designates for the fiscal year ended March 31, 2000:

    . Corporate dividends received deduction of 8.81%.

  This report is submitted for the general information of the shareholders of
                    Consulting Group Capital Markets Funds.
     It is not authorized for distribution to prospective investors unless accompanied or preceded by a current Prospectus for the Trust which contains information concerning the Trust's investment policies, charges and expenses as well as other pertinent information.

TK 2122 5/00  Consulting Group Capital Markets Funds . 222 Delaware Avenue .
                         Wilmington, Delaware . 19801